Executive and Supervisory Board Compensation - Retirement Pension Plan for Executive Board Members (Details) - Executive Board € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) item	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Executive and Supervisory Board Compensation
Age for annual pension entitlement (in years) | item	62
DBO December 31	€ 5,497	€ 3,441	€ 3,191
Annual pension entitlement	€ 215	€ 192	€ 148